General and Administrative Expenses - Summary of General And Administrative Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
General and Administrative Expense [Abstract]
Salaries and employment benefits	¥ 87,321		¥ 51,457	¥ 35,547
Rental and utilities expenses	33,486		2,332	1,468
Professional service expenses	31,868		20,075	13,343
Bank charges	7,955		7,849	7,380
Directors and Officers Liability Insurance premium	7,798		6,127
VAT Surcharge	6,954		3,845	3,423
Office expenses	8,532		3,811	3,058
Depreciation and amortizations	2,195		1,875	1,538
Travelling expenses	1,675		1,648	2,682
Bad debt expense	1,445	$ 227	1,218	626
Share-based compensation expenses	(665)		40,820	87,980
Other	9,055		9,150	4,771
Total	¥ 197,619	$ 31,011	¥ 150,207	¥ 161,816